Accounting for the acquisition of Credit Suisse Group (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Business Combinations [Line items]
Recognized amounts of indetifiable assets acquited and liabilities assumed

USD m
Purchase price consideration, after consideration of share-based compensation awards 3,710
Credit Suisse Group net identifiable assets on the acquisition date
Assets
As previously
reported in the
Annual Report 2023
Measurement period
adjustment Revised
Cash and balances at central banks 93,012 (89) 92,923
Amounts due from banks 13,590 (15) 13,575
Receivables from securities financing transactions measured at amortized cost
26,194 26,194
Cash collateral receivables on derivative instruments 20,878 20,878
Loans and advances to customers 247,219 (175) 247,044
Other financial assets measured at amortized cost 13,428 (43) 13,385
Total financial assets measured at amortized cost 414,322 (322) 414,000
Financial assets at fair value held for trading 56,237 56,237
Derivative financial instruments 62,162 62,162
Brokerage receivables 366 366
Financial assets at fair value not held for trading 54,199 54,199
Total financial assets measured at fair value through profit or loss 172,964 172,964
Financial assets measured at fair value through other comprehensive income 0 0
Investments in associates 1,569 1,569
Property, equipment and software 6,055 6,055
Intangible assets 1,287 1,287
Deferred tax assets 998 998
Other non-financial assets 6,892 6,892
Total assets 604,088 (322) 603,766
Liabilities
Amounts due to banks 107,617 107,617
Payables from securities financing transactions measured at amortized cost 11,911 11,911
Cash collateral payables on derivative instruments 10,939 10,939
Customer deposits 183,119 183,119
Debt issued measured at amortized cost 110,491 110,491
Other financial liabilities measured at amortized cost 7,992 7,992
Total financial liabilities measured at amortized cost 432,070 432,070
Financial liabilities at fair value held for trading 5,711 5,711
Derivative financial instruments 67,782 67,782
Brokerage payables designated at fair value 316 316
Debt issued designated at fair value 44,909 44,909
Other financial liabilities designated at fair value 7,574 7,574
Total financial liabilities measured at fair value through profit or loss 126,292 126,292
Provisions and contingent liabilities 9,945 161 10,106
Other non-financial liabilities 3,901 3,901
Total liabilities 572,209 161 572,370
Non-controlling interests (285) (285)
Fair value of net assets acquired 31,594 (483) 31,110
Settlement of pre-existing relationships 135 135
Negative goodwill resulting from the acquisition 27,748 (483) 27,264

Effect of the measurement period adjustments on the Income statement

Effect of the measurement period adjustments on the income statement for the six-month period and the quarter ended 30 June 2023
For the six-month period ended 30 June 2023 For the quarter ended 30 June 2023
USD m
Including
measurement
period
adjustments
made in the
third quarter
2023
Measurement
period
adjustment
made in the
Annual Report
2023
Measurement
period
adjustments
made in the
second
quarter 2024 Revised
As previously
reported in the
third quarter
2023 report
Measurement
period
adjustment
made in the
Annual Report
2023
Measurement
period
adjustments
made in the
second quarter
2024 Revised
Net interest income 3,095 3,095 1,707 1,707
Other net income from financial instruments measured
at fair value through profit or loss 5,198 5,198 2,517 2,517
Fee and commission income 10,688 10,688 5,635 5,635
Fee and commission expense (954) (954) (507) (507)
Net fee and commission income 9,734 9,734 5,128 5,128
Other income 258 258 188 188
Total revenues 18,284 18,284 9,540 9,540
Negative goodwill 28,925 (1,177) (483) 27,264 28,925 (1,177) (483) 27,264
Credit loss expense / (release) 662 662 623 623
Operating expenses 15,696 15,696 8,486 8,486
Operating profit / (loss) before tax 30,852 (1,177) (483) 29,191 29,356 (1,177) (483) 27,695
Tax expense / (benefit) 820 820 361 361
Net profit / (loss) 30,032 (1,177) (483) 28,371 28,995 (1,177) (483) 27,334
Net profit / (loss) attributable to non-controlling
interests 11 11 3 3
Net profit / (loss) attributable to shareholders
30,021 (1,177) (483) 28,360 28,992 (1,177) (483) 27,331

Effect of the measurement period adjustments on the balance sheet

Effect of the measurement period adjustments on the balance sheet as of 31 March 2024 and 31 December 2023
USD m As of 31 March 2024 As of 31 December 2023
Assets
As previously
reported in the
first quarter
2024 report
Measurement
period
adjustment
made in the
second quarter
2024 Revised
As previously
reported in the
first quarter
2024 report
Measurement
period
adjustment
made in the
second quarter
2024 Revised
Total financial assets measured at amortized cost 1,110,067 (322)
1,109,745
1,189,773 (322)
1,189,451
of which: Cash and balances at central banks 271,527 (89) 271,439 314,148 (89) 314,060 of which: Amounts due from banks 22,143 (15) 22,128 21,161 (15) 21,146 of which: Loans and advances to customers 605,283 (175) 605,108 639,844 (175) 639,669 of which: Other financial assets measured at amortized cost 62,750 (43) 62,707 65,498 (43) 65,455
Total assets 1,607,120 (322) 1,606,798 1,717,246 (322) 1,716,924
Liabilities
Provisions and contingent liabilities 10,914 161 11,076 12,250 161 12,412
Total liabilities 1,521,354 161 1,521,515 1,630,607 161 1,630,769
Equity
Equity attributable to shareholders 85,260 (483)
84,777
86,108 (483)
85,624
of which: Retained earnings 76,436 (483) 75,952 74,880 (483) 74,397
Total equity 85,766 (483) 85,283 86,639 (483) 86,156
Total liabilities and equity 1,607,120 (322) 1,606,798 1,717,246 (322) 1,716,924

Effect of the measurement period adjustments on the statement of cash flows

Effect of the measurement period adjustments on the statement of cash flows for the six-month period ended 30 June
2023
For the six-month period ended 30 June 2023
USD m
As previously
reported in the
third quarter
2023 report
Cumulative
measurement
period
adjustment Revised
Cash flow from / (used in) operating activities
Net profit / (loss) 30,032 (1,661) 28,371
of which: Negative goodwill (28,925) 1,661 (27,264)
Net cash flow from / (used in) operating activities 17,665 17,665 of which: Loans and advances to customers and customer deposits 1,542 714 2,256 of which: Financial assets and liabilities at fair value held for trading and derivative financial instruments
(7,050) 1,268 (5,782)
of which: Financial assets at fair value not held for trading and other financial assets and liabilities
6,015 (1,982) 4,033
Net cash flow from / (used in) investing activities 104,869 (104) 104,765 of which: Cash and cash equivalents acquired upon acquisition of the Credit Suisse Group
108,510 (104) 108,406
Net cash flow from / (used in) financing activities (25,056) (25,056)
Total cash flow
Cash and cash equivalents at the beginning of the period 195,321 195,321
Net cash flow from / (used in) operating, investing and financing activities 97,478 (104) 97,374
Effects of exchange rate differences on cash and cash equivalents 2,960 2,960
Cash and cash equivalents at the end of the period 295,759 (104) 295,656 of which: cash and balances at central banks 261,504 (89) 261,415 of which: amounts due from banks 21,996 (15) 21,981
of which: money market paper 12,259 12,259